LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of information on leases

	December 31,
	2023	2022	2021

Interest expense on lease liabilities	$35	$49	$51
Total cash outflow for leases	$584	$737	$625

Schedule of disclosures in respect of right-of-use assets

	Right-of-use	Accumulated	Right-of-use
	leased offices	depreciation	assets, net
Balance as of January 1, 2022	$2,918	$(935)	$1,983
Addition	74	(655)	(581)
Rent deposits	(18)	—	(18)
Balance as of December 31, 2022	2,974	$(1,590)	$1,384
Addition	287	(677)	(390)
Disposal	(305)	196	(109)
Modification	674	—	674
Rent deposits	18	—	18
Balance as of December 31, 2023	$3,648	$(2,071)	$1,577